UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $127,906 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR T INC                      COM              009207101      104    11600 SH       SOLE                    11600
ARISTOTLE CORP                 COM NEW          040448201       55     6523 SH       SOLE                     6523
BALLY TECHNOLOGIES INC         COM              05874B107     7900   260900 SH       SOLE                   260900
BJ SVCS CO                     COM              055482103     9818   513200 SH       SOLE                   513200
C&D TECHNOLOGIES INC           COM              124661109     8600  1514163 SH       SOLE                  1514163
CPI CORP                       COM              125902106     6381   593600 SH       SOLE                   593600
ENERSYS                        COM              29275Y102    11826   600000 SH       SOLE                   600000
HI SHEAR TECHNOLOGY CORP       COM              42839Y104     3866   406943 SH       SOLE                   406943
HORNBECK OFFSHORE SVCS INC N   COM              440543106    10839   280666 SH       SOLE                   280666
INTERFACE INC                  CL A             458665106     3412   300100 SH       SOLE                   300100
KAPSTONE PAPER & PACKAGING C   COM              48562P103     2376   374211 SH       SOLE                   374211
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111      312   231465 SH       SOLE                   231465
KEY TECHNOLOGY INC             COM              493143101    13302   561246 SH       SOLE                   561246
LUBYS INC                      COM              549282101     3273   407100 SH       SOLE                   407100
MONEYGRAM INTL INC             COM              60935Y109      190   133764 SH       SOLE                   133764
NOBLE CORPORATION              SHS              G65422100     2195    50000 SH       SOLE                    50000
NORTECH SYS INC                COM              656553104      912   180693 SH       SOLE                   180693
NORTH AMERN GALVANZNG & CTNG   COM              65686Y109      441    86421 SH       SOLE                    86421
QUANEX BUILDING PRODUCTS COR   COM              747619104     1518    99578 SH       SOLE                    99578
SAUER-DANFOSS INC              COM              804137107     8004   324200 SH       SOLE                   324200
SUPERIOR WELL SVCS INC         COM              86837X105     5386   212816 SH       SOLE                   212816
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109     5001   329200 SH       SOLE                   329200
THOMPSON CREEK METALS CO INC   COM              884768102     4975   523100 SH       SOLE                   523100
TIMKEN CO                      COM              887389104    13472   475200 SH       SOLE                   475200
TWIN DISC INC                  COM              901476101     3540   257273 SH       SOLE                   257273
WMS INDS INC                   COM              929297109      208     6800 SH       SOLE                     5800